SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

As our chief operating decision maker does not evaluate the performance of our operating segments based on segment assets, management does not classify asset information on a segmented basis. Despite the absence of discrete financial information, we do measure our revenue based on other forms of categorization such as by the geographic distribution in which our products are sold.

REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2017
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$555,887	$101,535	$34,655	$692,077
Cost of goods sold	384,872	53,014	19,244	457,130
Gross margin	$171,015	$48,521	$15,411	$234,947
Gross margin %	30.8%	47.8%	44.5%	33.9%
Expenses				235,306
Loss from operations				$(359)
Total assets				$689,106

	Year ended December 31, 2016
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$516,517	$71,486	$27,604	$615,607
Cost of goods sold	349,921	31,537	16,406	397,864
Gross margin	$166,596	$39,949	$11,198	$217,743
Gross margin %	32.3%	55.9%	40.6%	35.4%
Expenses				196,395
Earnings from operations				$21,348
Total assets				$578,459

	Year ended December 31, 2015
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$523,366	$63,072	$21,360	$607,798
Cost of goods sold	371,559	29,945	12,439	413,943
Gross margin	$151,807	$33,127	$8,921	$193,855
Gross margin %	29.0%	52.5%	41.8%	31.9%
Expenses				183,741
Loss from operations				$10,114
Total assets				$546,332

REVENUE BY GEOGRAPHICAL REGION

	2017	2016	2015
Americas	$219,453	$194,019	$196,476
Europe, Middle East and Africa	157,975	137,803	116,686
Asia-Pacific	314,649	283,785	294,636
	$692,077	$615,607	$607,798

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2017	2016
Americas	$26,608	$18,001
Europe, Middle East and Africa	11,136	10,814
Asia-Pacific	5,233	5,365
	$42,977	$34,180